UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Perimeter Small Cap Opportunities Fund
Class I Shares – (PSCVX)

SEMI-ANNUAL REPORT
November 30, 2014

Perimeter Small Cap Opportunities Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Perimeter Small Cap Opportunities Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.perimetercap.com

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 104.8%
	BASIC MATERIALS – 4.9%
7,709	AK Steel Holding Corp.*	$45,637
3,557	Horsehead Holding Corp.*	55,560
602	U.S. Silica Holdings, Inc.	18,915
		120,112
	COMMUNICATIONS – 2.3%
1,098	DigitalGlobe, Inc.*	29,657
931	NeuStar, Inc. - Class A*	25,370
		55,027
	CONSUMER, CYCLICAL – 12.1%
4,004	Callaway Golf Co.	29,670
7,092	Christopher & Banks Corp.*	51,346
2,007	Diamond Resorts International, Inc.*	48,529
787	First Cash Financial Services, Inc.*	45,473
965	International Speedway Corp. - Class A	30,185
1,891	Libbey, Inc.*	56,824
2,904	UCP, Inc. - Class A*	33,077
		295,104
	CONSUMER, NON-CYCLICAL – 21.7%
1,491	Akorn, Inc.*	59,744
466	Bio-Rad Laboratories, Inc. - Class A*	55,356
1,029	CRA International, Inc.*	30,613
2,131	Dean Foods Co.	36,334
1,669	Emergent Biosolutions, Inc.*	41,491
887	Ensign Group, Inc.	34,966
986	ExamWorks Group, Inc.*	38,799
661	Helen of Troy Ltd.*1	42,740
1,029	Myriad Genetics, Inc.*	34,502
315	Pacira Pharmaceuticals, Inc.*	29,588
4,734	SunOpta, Inc.*1	56,477
3,289	Supernus Pharmaceuticals, Inc.*	29,141
1,791	Vector Group Ltd.	38,954
		528,705
	ENERGY – 11.0%
1,906	Flotek Industries, Inc.*	37,129
1,823	Matrix Service Co.*	38,502
1,037	Murphy USA, Inc.*	66,077
1,162	Natural Gas Services Group, Inc.*	26,912
2,746	Primoris Services Corp.	71,808
6,163	Willbros Group, Inc.*	28,042
		268,470

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL – 32.6%
2,422	Ashford Hospitality Prime, Inc. - REIT	$42,506
1,190	Chemical Financial Corp.	34,474
851	City Holding Co.	37,214
3,827	Cousins Properties, Inc. - REIT	46,842
2,080	Customers Bancorp, Inc.*	37,440
2,117	Dime Community Bancshares, Inc.	32,073
2,550	First Financial Bancorp	45,160
998	First Financial Corp.	33,403
1,293	Hancock Holding Co.	42,294
2,192	Independent Bank Corp.	26,633
948	Opus Bank*	25,492
2,096	Parkway Properties, Inc. - REIT	40,830
896	PennyMac Mortgage Investment Trust - REIT	19,416
435	Reinsurance Group of America, Inc.	37,288
856	Ryman Hospitality Properties - REIT	44,580
655	Safety Insurance Group, Inc.	38,986
1,639	STAG Industrial, Inc. - REIT	39,074
1,639	Synovus Financial Corp.	42,352
451	Texas Capital Bancshares, Inc.*	24,864
2,675	United Financial Bancorp, Inc.	36,862
658	Validus Holdings Ltd.[1]	27,307
2,141	Yadkin Financial Corp.*	40,700
		795,790
	INDUSTRIAL – 15.0%
190	Amerco, Inc.	52,858
2,544	Berry Plastics Group, Inc.*	73,624
1,185	Granite Construction, Inc.	42,482
700	Masonite International Corp.*1	41,027
4,946	PGT, Inc.*	46,542
848	Power Solutions International, Inc.*	55,671
2,144	Tutor Perini Corp.*	54,136
		366,340
	TECHNOLOGY – 5.2%
1,386	Acxiom Corp.*	26,376
746	Constant Contact, Inc.*	24,379
6,630	Glu Mobile, Inc.*	24,233
635	Interactive Intelligence Group, Inc.*	28,721
597	Netscout Systems, Inc.*	22,775
		126,484
	TOTAL COMMON STOCKS (Cost $2,390,754)	2,556,032

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

TOTAL INVESTMENTS – 104.8% (Cost $2,390,754)	$2,556,032
Liabilities in Excess of Other Assets – (4.8)%	(116,687)

TOTAL NET ASSETS –100.0%	$2,439,345

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Perimeter Small Cap Opportunities Fund
SUMMARY OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	32.6%
Consumer, Non-cyclical	21.7%
Industrial	15.0%
Consumer, Cyclical	12.1%
Energy	11.0%
Technology	5.2%
Basic Materials	4.9%
Communications	2.3%
Total Common Stocks	104.8%
Total Investments	104.8%
Liabilities in Excess of Other Assets	(4.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Perimeter Small Cap Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $2,390,754)	$2,556,032
Receivables:
Dividends and interest	1,236
Due from Advisor	29,855
Prepaid expenses	13,855
Total assets	2,600,978

Liabilities:
Payables:
Fund shares redeemed	72,485
Due to Custodian	64,366
Auditing fees	8,775
Transfer agent fees and expenses	3,302
Administration fees	2,677
Fund accounting fees	1,979
Shareholder servicing fees (Note 7)	1,700
Custody fees	1,659
Chief Compliance Officer fees	1,502
Trustees' fees and expenses	1,070
Accrued other expenses	2,118
Total liabilities	161,633

Net Assets	$2,439,345

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$2,179,608
Accumulated net investment loss	(6,121)
Accumulated net realized gain on investments	100,580
Net unrealized appreciation on investments	165,278
Net Assets	$2,439,345

Number of shares issued and outstanding	96,528
Net asset value per share	$25.27

See accompanying Notes to Financial Statements.

Perimeter Small Cap Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2014 (Unaudited)

Investment Income:
Dividends	$14,414
Interest	2
Total investment income	14,416

Expenses:
Administration fees	18,678
Transfer agent fees and expenses	14,771
Fund accounting fees	13,909
Advisory fees	12,564
Legal fees	12,020
Registration fees	11,535
Custody fees	9,258
Auditing fees	8,775
Chief Compliance Officer fees	5,014
Shareholder reporting fees	4,507
Miscellaneous	3,009
Trustees' fees and expenses	2,306
Shareholder servicing fees (Note 7)	596
Insurance fees	452

Total expenses	117,394
Advisory fees waived	(12,564)
Other expenses absorbed	(88,075)
Net expenses	16,755
Net investment loss	(2,339)

Realized and Unrealized Loss from Investments:
Net realized loss on investments	(4,639)
Net change in unrealized appreciation/depreciation on investments	(71,566)
Net realized and unrealized loss on investments	(76,205)

Net Decrease in Net Assets from Operations	$(78,544)

See accompanying Notes to Financial Statements.

Perimeter Small Cap Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	November 30, 2014	For the Year Ended
	(Unaudited)	May 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(2,339)	$(2,494)
Net realized gain (loss) on investments	(4,639)	178,339
Net change in unrealized appreciation/depreciation on investments	(71,566)	177,913
Net increase (decrease) in net assets resulting from operations	(78,544)	353,758

Distributions to Shareholders:
From net realized gain	-	(109,534)
Total distributions to shareholders	-	(109,534)

Capital Transactions:
Net proceeds from shares sold	320,515	2,045,496
Reinvestment of distributions	-	109,534
Cost of shares redeemed[1]	(749,084)	(136,374)
Net increase (decrease) in net assets from capital transactions	(428,569)	2,018,656

Total increase (decrease) in net assets	(507,113)	2,262,880

Net Assets:
Beginning of period	2,946,458	683,578
End of period	$2,439,345	$2,946,458

Accumulated net investment loss	$(6,121)	$(3,782)

Capital Share Transactions:
Shares sold	12,027	83,778
Shares reinvested	-	4,376
Shares redeemed	(28,647)	(5,365)
Net increase (decrease) from capital share transactions	(16,620)	82,789

[1]	Net of redemption fee proceeds of $0 and $2, respectively.

See accompanying Notes to Financial Statements.

Perimeter Small Cap Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended				For the Period
	November 30, 2014		For the Year Ended		June 29, 2012* through
	(Unaudited)		May 31, 2014		May 31, 2013
Net asset value, beginning of period	$26.04		$22.52		$18.29
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)		(0.03)		0.14
Net realized and unrealized gain (loss) on investments	(0.75)		4.54		4.26
Total from investment operations	(0.77)		4.51		4.40

Less Distributions:
From net investment income	-		-		(0.09)
From net realized gain	-		(0.99)		(0.08)
Total distributions	-		(0.99)		(0.17)

Redemption fee proceeds	-		-	[2]	-

Net asset value, end of period	$25.27		$26.04		$22.52

Total return[3]	(2.96%)	[4]	20.22%		24.26%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$2,439		$2,946		$684

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.42%	[5]	9.17%		50.36%	[5]
After fees waived and expenses absorbed	1.20%	[5]	1.20%		1.20%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(7.39)%	[5]	(8.08)%		(48.44)%	[5]
After fees waived and expenses absorbed	(0.17)%	[5]	(0.11)%		0.72%	[5]
Portfolio turnover rate	54%	[4]	152%		165%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Perimeter Small Cap Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

Note 1 – Organization
Perimeter Small Cap Opportunities Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to October 1, 2013, the Fund was known as Perimeter Small Cap Value Fund. The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 29, 2012.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Perimeter Small Cap Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended November 30, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Perimeter Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.20% of the Fund's average daily net assets.  This agreement is effective until September 30, 2019, and may be terminated by the Trust’s Board of Trustees.

For the six months ended November 30, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $100,639. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At November 30, 2014, the amount of these potentially recoverable expenses was $455,544.  The Advisor may recapture all or a portion of this amount no later than May 31, of the years stated below:

Perimeter Small Cap Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

2016	$170,804
2017	184,101
2018	100,639

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended November 30, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2014, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$2,401,531

Gross unrealized appreciation	$269,681
Gross unrealized depreciation	(115,180)

Net unrealized appreciation on investments	$154,501

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$74,874
Undistributed long-term capital gains	40,295
Accumulated earnings	115,169

Accumulated capital and other losses	(3,782)
Unrealized appreciation on investments	226,894
Total accumulated earnings	$338,281

Perimeter Small Cap Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

The tax character of the distributions paid during the fiscal years ended May 31, 2014, and May 31, 2013 were as follows:

Distributions paid:	2014	2013
Ordinary income	$105,371	$4,262
Net long-term capital gains	4,163	-
Total distributions paid	$109,534	$4,262

As of May 31, 2014, the Fund had $3,782 of qualified late-year ordinary losses, which are deferred until fiscal year 2015 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee
Effective November 21, 2014, the Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to this date, the Fund may have imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 7 days of purchase. For the six months ended November 30, 2014, the Fund received $0 in redemption fees.

Note 6 – Investment Transactions
For the six months ended November 30, 2014, purchases and sales of investments, excluding short-term investments, were $1,485,274 and $1,765,560, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended November 30, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Perimeter Small Cap Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$2,556,032	$-	$-	$2,556,032
Total Investments	$2,556,032	$-	$-	$2,556,032

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Perimeter Small Cap Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

Note 11 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

On December 26, 2014, the Advisor gave a notice that the Fund will liquidate on or about January 13, 2015, which authorizes the termination, liquidation and dissolution of the Fund.  In order to effect such liquidation, the Fund is closed to all new investments.  Shareholders may redeem their shares until the date of liquidation.  On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and that the Fund will be dissolved.

Perimeter Small Cap Opportunities Fund
Supplemental Information (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Perimeter Capital Management, LLC (the “Investment Advisor”) with respect to the Perimeter Small Cap Opportunities Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the Russell 2000 Value Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Small Core Value fund universe (the “Performance Universe”) for the one-year period ended June 30, 2014; reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Small Blend fund universe (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board observed that the materials they reviewed indicated that the total return of the Fund for the one-year period was above the median returns of the Performance Universe and the Performance Peer Group, and above the return of the Russell 2000 Value Index.

The Board also considered the overall quality of services provided by Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Perimeter Small Cap Opportunities Fund
Supplemental Information (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were lower than the Expense Peer Group median but higher than the Small Blend Expense Universe median by seven basis points.  The Trustees noted, however, that the Investment Advisor had waived its entire advisory fee and subsidized certain of the Fund’s operating expenses during the year ended June 30, 2014.  The Trustees also noted that the Investment Advisor does not manage any other client assets using the same strategies as those of the Fund, although at the Fund’s current asset levels, the Fund’s advisory fee is below the Investment Advisor’s published fees for separate accounts.  In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were the above the Expense Peer Group median by five basis points and above the Expense Universe median by 20 basis points.  The Trustees noted, however, that the Fund’s average net assets as of June 30, 2014, were $1.7 million and significantly smaller than the average asset sizes of the funds in the Expense Peer Group and the Expense Universe.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2014, noting that the Investment Advisor had not realized any profits from the Fund.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including research services made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Perimeter Small Cap Opportunities Fund
EXPENSE EXAMPLE
For the Six months Ended November 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Perimeter Small Cap Opportunities Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	6/1/14	11/30/14	6/1/14 – 11/30/14
Actual Performance	$1,000.00	$970.40	$5.93
Hypothetical (5% annual return before expenses)	1,000.00	1,019.05	6.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Perimeter Small Cap Opportunities Fund
a series of Investment Managers Series Trust

Investment Advisor
Perimeter Capital Management LLC
Six Concourse Parkway, Suite 3300
Atlanta, Georgia  30328

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Perimeter Small Cap Opportunities Fund – Class I Shares	PSCVX	461418 196

Privacy Principles of the Perimeter Small Cap Opportunities Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Perimeter Small Cap Opportunities Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 968-4964, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 968-4964, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (855) 968-4964.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Perimeter Small Cap Opportunities Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 968-4964

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/09/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/09/2015

By (Signature and Title)	/s/Rita Dam
Rita Dam, Treasurer

Date	2/09/2015